Income Taxes - Unrecognized tax benefits rollforward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Changes in the amount of unrecognized tax benefits
Beginning balance of unrecognized tax benefits	$ 0
Ending balance of unrecognized tax benefits	0	$ 0
Interest or penalties	0	0	$ 0
TOI Parent Inc.
Changes in the amount of unrecognized tax benefits
Beginning balance of unrecognized tax benefits	1,902,659
Additions based on tax positions related to the current year	0	1,902,659
Ending balance of unrecognized tax benefits	1,902,659	$ 1,902,659
Interest or penalties	$ 0